Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended			12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 87,600	$ 84,286	$ 77,279	$ 84,286
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period (shares)		12,000,000		12,000,000
Balance at End of Period		$ 300		$ 300
Dividend declared per share				$ 0.96
Convertible into				Class B -Series 32
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period (shares)	8,000,000	8,000,000		8,000,000
Balance at End of Period	$ 200	$ 200		$ 200
Dividend declared per share	$ 0.19			$ 0.76
Convertible into				Class B -Series 34
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period (shares)	16,000,000	16,000,000		16,000,000
Balance at End of Period	$ 400	$ 400		$ 400
Dividend declared per share	$ 0.43			$ 1.7
Convertible into				Class B -Series 45
Class B Series 50 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period (shares)	500,000	500,000		500,000
Balance at End of Period	$ 500	$ 500		$ 500
Dividend declared per share				$ 73.73
Convertible into				Not convertible
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period (shares)	650,000	650,000		650,000
Balance at End of Period	$ 650	$ 650		$ 650
Dividend declared per share				$ 70.57
Convertible into				Not convertible
Preferred Shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,750	2,050		$ 2,050
Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	6,037	6,037		6,037
Preferred Shares and Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 7,787	$ 8,087	6,958	$ 8,087	$ 6,958
Common Shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period (shares)	728,763,569	729,529,876		729,529,876
Balance at End of Period	$ 23,923	$ 23,921	$ 23,412	$ 23,921	$ 22,941
Dividend declared per share	$ 1.59	$ 1.55	$ 1.51	$ 6.12
4.800% Additional Tier 1 Capital Notes [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 658	$ 658		$ 658
4.300% Limited Recourse Capital Notes Series 1 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,250	1,250		$ 1,250
Convertible into				Preferred Shares Series 48
5.625% Limited Recourse Capital Notes, Series 2 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	750	750		$ 750
Convertible into				Preferred Shares Series 49
7.325% Limited Recourse Capital Notes, Series 3 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,000	1,000		$ 1,000
Convertible into				Preferred Shares Series 51
7.700% Limited Recourse Capital Notes, Series 4 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,356	1,356		$ 1,356
Convertible into				Preferred Shares Series 53
7.300% Limited Recourse Capital Notes, Series 5 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 1,023	$ 1,023		$ 1,023
Convertible into				Preferred Shares Series 54